Commitments and Contingencies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Rental expenses under operating leases		¥ 125,828	¥ 125,603
Contingent liabilities				¥ 1,300	$ 201	¥ 9,037
Operating lease commitment
2022				95,043	14,712
2023				33,039	5,114
2024				12,051	1,865
2025				790	122
Total				¥ 140,923	$ 21,813
Forecast
Rental expenses under operating leases	¥ 111,432